UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03883

                Scudder Flag Investors Communications Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Flag Investors Communications Fund
Investment Portfolio as of September 30, 2004 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

                                                                                          Shares              Value ($)
                                                                                     ----------------------------------

Common Stocks 96.6%
Communications Equipment 3.2%
xADTRAN, Inc.(b)                                                                          460,000            10,432,800


Financials 11.4%
Capital One Financial Corp.                                                              130,000             9,607,000
Erie Indemnity Co. "A"(b)                                                                 17,787               907,493
Freddie Mac                                                                              291,000            18,984,840
Leucadia National Corp.(b)                                                               103,100             5,840,615
The First Marblehead Corp.*                                                               50,000             2,320,000
                                                                                                          ------------
                                                                                                            37,659,948
Health Care 3.1%
WellPoint Health Networks, Inc.*                                                          98,000            10,298,820


International Network Operations 24.3%
America Movil SA de CV "L" (ADR)                                                         173,000             6,752,190
Chunghwa Telecom Co., Ltd. (ADR)(b)                                                      187,300             3,298,353
First Data Corp.                                                                          75,000             3,262,500
PagesJaunes SA*                                                                          800,000            15,370,991
Telefonica SA (ADR)(b)                                                                   464,100            20,879,859
Telefonos de Mexico SA de CV "L" (ADR)(b)                                                508,000            16,393,160
Vodafone Group PLC (ADR)(b)                                                              572,620            13,805,868
                                                                                                          ------------
                                                                                                            79,762,921

Media 13.5%
Cablevision Systems New York Group "A"*(b)                                               400,000             8,112,000
Comcast Corp. "A"*                                                                       126,035             3,559,229
Comcast Corp. Special "A"*                                                               250,000             6,980,000
Cox Radio, Inc. "A"*(b)                                                                  350,000             5,222,000
Dex Media, Inc.*                                                                         250,000             5,292,500
Gray Television, Inc.(b)                                                                 703,700             8,374,030
Liberty Media Corp. "A"*                                                                 638,956             5,571,696
Liberty Media International, Inc. "A"*                                                    38,484             1,283,903
                                                                                                          ------------
                                                                                                            44,395,358

National Carriers 5.5%
Cincinnati Bell, Inc.*                                                                 3,495,100            12,197,899
Qwest Communications International, Inc.*(b)                                           1,761,529             5,865,892
                                                                                                          ------------
                                                                                                            18,063,791

Specialty Services 5.6%
R.H. Donnelly Corp.*                                                                     372,900            18,406,343


Software & Applications 3.7%
Electronic Data Systems Corp.(b)                                                         440,000             8,531,600
Micromuse, Inc.*                                                                       1,000,000             3,680,000
                                                                                                          ------------
                                                                                                            12,211,600

Wireless Carriers 26.3%
Alamosa Holdings, Inc.*(b)                                                               500,000             3,820,000
American Towers, Inc. "A"*                                                             1,464,500            22,480,075
Crown Castle International Corp.*(b)                                                     708,300            10,539,505
Nextel Communications, Inc. "A"*                                                         650,000            15,496,000
NII Holdings, Inc.*                                                                      200,000             8,242,000
Nokia Oyj (ADR)                                                                          500,000             6,860,000
Western Wireless Corp. "A"*                                                              750,000            19,282,500
                                                                                                          ------------
                                                                                                            86,720,080

Total Common Stocks (Cost $321,064,975)                                                                    317,951,661

                                                                                      Principal
                                                                                       Amount ($)            Value ($)
                                                                                       ----------            ---------
Corporate Bonds 3.1%
Communications Equipment
Adelphia Communications Corp., 6.0%, 2/15/2006 *                                      25,000,000             7,000,000
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                       2,000,000             1,620,000
6.5%, 1/15/2028                                                                        2,000,000             1,620,000

                                                                                                          ------------
Total Corporate Bonds (Cost $15,353,957)                                                                    10,240,000

                                                                                       Shares                Value ($)
                                                                                       ------                ---------

Securities Lending Collateral 18.9%

Daily Assets Fund Institutional 1.76% (c) (d)
(Cost $62,263,092)                                                                    62,263,092            62,263,092

Cash Equivalents 0.4%

Scudder Cash Management QP Trust 1.70% (a)
(Cost $1,357,128)                                                                      1,357,128             1,357,128
                                                                                                          ------------

                                                                                         % of
                                                                                       Net Assets            Value ($)
                                                                                       ----------            ---------

Total Investment Portfolio  (Cost $400,039,152)                                            119.0           391,811,881
Other Assets and Liabilities, Net                                                          -19.0           -62,539,011
                                                                                                          ------------
Net Assets                                                                                 100.0           329,272,870
                                                                                                          ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $61,162,458, which is 18.6% ot total net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

ADR: American Depository Receipts

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Flag Investors Communications Fund


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Flag Investors Communications Fund

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004